Subsequent Events - Summary of Elements of Purchase Price of Acquisitions (Parenthetical) (Detail) - Subsequent Event - CTEH $ in Millions	1 Months Ended
Apr. 30, 2020 USD ($)
Two Thousand And Twenty Earn Out [Member]
Subsequent Event [Line Items]
Business combination, contingent consideration arrangements, basis for amount	The first year earnout is to be calculated at twelve times CTEH's 2020 EBITDA (as defined in the purchase agreement) in excess of $18.3 million, with a maximum first year earn-outpayment of $50.0 million.
Business combination, minimum EBITDA for contingent consideration arrangements	$ 18.3
Business combination, earn-out payment, maximum	$ 50.0
Business combination, contingent consideration arrangements, description	The 2020 earn out is payable 100% in common stock unless the Company has consummated an IPO or a private placement of common stock where proceeds are no less than $75.0 million, in which event 50% of the 2020 earn out is payable in common stock and 50% in cash.
Percentage of earn out payable in common stock	100.00%
Percentage of earn out payable in cash, as result of completing of IPO	50.00%
Percentage of earn out payable in cash or shares, as a result of completion of IPO, at company's election	50.00%
Two Thousand And Twenty One Earn Out [Member]
Subsequent Event [Line Items]
Business combination, contingent consideration arrangements, basis for amount	The second year earn-out is to be calculated at ten times CTEH's 2021 EBITDA in excess of actual 2020 EBITDA, with a maximum second year earn-out payment of $30.0 million.
Business combination, earn-out payment, maximum	$ 30.0
Business combination, contingent consideration arrangements, description	The 2021 earn out, if any, is payable in cash.